Secured Investor Certificates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Maturity Schedule Secured Investor Certificates

April 1, 2015 through March 31, 2016	$ 1,975,000
April 1, 2016 through December 31, 2016	3,021,000
2017	2,803,000
2018	4,101,000
2019	2,018,000
Thereafter	14,123,000

Totals	$28,041,000

2015	$ 2,340,000
2016	3,120,000
2017	2,803,000
2018	4,092,000
2019	1,893,000
Thereafter	13,498,000

Totals	$27,746,000